Operating lease commitments - minimum lease payments	18 Months Ended
Oct. 31, 2018
Operating lease commitments - minimum lease payments [Abstract]
Operating lease commitments - minimum lease payments
36 Operating lease commitments – minimum lease payments

At October 31, 2018 the Group has a number of lease agreements in respect of properties, vehicles, plant and equipment, for which the payments extend over a number of years.

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Future minimum lease payments under non-cancellable operating leases expiring:
No later than one year		65,831		28,330
Later than one year and no later than five years		139,695		85,008
Later than five years		22,503		28,749
Total		228,029		142,087

The Group leases various offices under non-cancellable operating lease agreements that are included in the table. The leases have various terms, escalation clauses and renewal rights. The minimum lease payments payable under operating leases recognized as an expense in the 18 months ended October 31, 2018 were $103.8m (12 months ended April 30, 2017: $26.3m; 12 months ended April 30, 2016: $23.4m).